CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIT ¥ in Thousands, $ in Thousands	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares	Statutory Reserve CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Accumulated Deficit CNY (¥)	Non-controlling Interest CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	CNY (¥)	USD ($)
Balance at beginning of year at Dec. 31, 2021	¥ 233	¥ 42	¥ 31,279	¥ 1,992,321	¥ 9,120		¥ (2,257,924)	¥ 159,900		¥ (65,029)
Balance at beginning of year (in shares) at Dec. 31, 2021 | shares	249,085,237	50,939,520
Changes in equity
Exercise of options (in shares) | shares	146,783
Share-based awards to employee of the Group				4,534						4,534
Share-based awards to employee of Jimu Group				1,967						1,967
Net loss							(190,183)	(6,374)		(196,557)
Appropriation to statutory reserve			716				(716)
Disposal of Pintec Australia Pty Ltd and its subsidiary								1,383		1,383
Foreign currency translation adjustments, net of nil tax					6,565					6,565
Balance at end of year at Dec. 31, 2022	¥ 233	¥ 42	31,995	1,998,822	15,685		(2,448,823)	154,909		(247,137)
Balance at end of year (in shares) at Dec. 31, 2022 | shares	249,232,020	50,939,520
Changes in equity
Issuance of Class A Ordinary Shares	¥ 221			27,539						27,760
Issuance of Class A Ordinary Shares (in shares) | shares	254,450,000
Exercise of options (in shares) | shares	65,660
Share-based awards to employee of the Group				(13)						(13)
Net loss							(78,762)	(2,492)		(81,254)
Appropriation to statutory reserve			373				(373)
Disposal of SCHL Group			(23,362)		45,594		23,362	(139,341)		(93,747)
Prior year adjustment				10,125			(7,692)			2,433
Foreign currency translation adjustments, net of nil tax					12,328					12,328
Balance at end of year at Dec. 31, 2023	¥ 454	¥ 42	9,006	2,036,473	73,607	¥ (249)	(2,512,537)	13,076	¥ (249)	(379,879)
Balance at end of year (in shares) at Dec. 31, 2023 | shares	503,747,680	50,939,520
Changes in equity
Net loss							(15,454)	678		(14,776)	$ (2,024)
Appropriation to statutory reserve			282				(282)
Foreign currency translation adjustments, net of nil tax					(464)					(464)
Balance at end of year at Dec. 31, 2024	¥ 454	¥ 42	¥ 9,288	¥ 2,036,473	¥ 73,143		¥ (2,528,273)	¥ 13,754		¥ (395,119)	$ (54,131)
Balance at end of year (in shares) at Dec. 31, 2024 | shares	503,747,680	50,939,520